Loan (Details) - Schedule of loan - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Loan (Details) - Schedule of loan [Line Items]
Total		SFr 523,920
Loan guaranteed by Swiss government (COVID-19) [Member]
Loan (Details) - Schedule of loan [Line Items]
Total		50,000
Convertible loan [Member]
Loan (Details) - Schedule of loan [Line Items]
Total		SFr 473,920